Novartis principal subsidiaries and associated companies (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of subsidiaries [abstract]
Principal Group subsidiaries and associated companies
As at December 31, 2025			Share capital[1]		Equity interest

Argentina
Novartis Argentina S.A.	Ciudad de Buenos Aires	ARS	906.1	m	100%

Australia
Novartis Australia Pty Ltd	Macquarie Park, NSW	AUD	2		100%
Novartis Pharmaceuticals Australia Pty Ltd	Macquarie Park, NSW	AUD	3.8	m	100%

Austria
Novartis Holding GmbH	Vienna [5]	EUR	35 000		100%
Novartis Pharmaceutical Manufacturing GmbH	Langkampfen	EUR	763 070		100%
Novartis Pharma GmbH	Vienna	EUR	1.1	m	100%

Belgium
Novartis Pharma NV	Vilvoorde	EUR	7.1	m	100%
Novartis Manufacturing NV	Puurs-Sint-Amands [5]	EUR	110.6	m	100%

Bermuda
Novartis Investment Ltd.	Hamilton	USD	12 000		100%
Triangle International Reinsurance Limited	Hamilton	CHF	1.0	m	100%
Trinity River Insurance Co Ltd.	Hamilton [5]	USD	370 000		100%

Brazil
Novartis Biociências S.A.	São Paulo	BRL	507.1	m	100%

Canada
Novartis Pharmaceuticals Canada Inc.	Montreal, Quebec	CAD	420 717		100%

Chile
Novartis Chile S.A.	Santiago de Chile [5]	CLP	2.0	bn	100%

China
Beijing Novartis Pharma Co., Ltd.	Beijing [5]	USD	30.0	m	100%
Novartis Pharmaceutical Technology Zhejiang Co., Ltd.	Haiyan	USD	30.0	m	100%
Novartis Pharmaceuticals (HK) Limited	Hong Kong	HKD	200		100%
China Novartis Institutes for BioMedical Research Co., Ltd.	Shanghai	USD	320.0	m	100%
Suzhou Novartis Technical Development Co., Ltd.	Changshu	USD	12.0	m	100%
Shanghai Novartis Trading Ltd.	Shanghai	USD	3.2	m	100%

Colombia
Novartis de Colombia S.A.	Santafé de Bogotá	COP	7.9	bn	100%

Czechia
Novartis s.r.o.	Prague [5]	CZK	51.5	m	100%

Denmark
Novartis Healthcare A/S	Copenhagen	DKK	14.0	m	100%

Dominican Republic
Novartis Caribe, S.A.	Santo Domingo [5]	DOP	20.0	m	100%

Ecuador
Novartis Ecuador S.A.	Quito	USD	4.0	m	100%

Egypt
Novartis Pharma S.A.E.	Cairo	EGP	2.1	bn	99.98%

Finland
Novartis Finland Oy	Espoo	EUR	459 000		100%

France
Novartis Groupe France S.A.S.	Rueil-Malmaison [5]	EUR	903.0	m	100%
Novartis Pharma S.A.S.	Rueil-Malmaison	EUR	44.3	m	100%
Advanced Accelerator Applications S.A.	Rueil-Malmaison	EUR	9.6	m	99%
Société Civile Immobilière de la Schiffmühle	Huningue [5]	EUR	15 245		100%

Germany
Novartis Business Services GmbH	Nuremberg	EUR	25 000		100%
Novartis Pharma GmbH	Nuremberg	EUR	25.6	m	100%
Novartis Pharma Produktions GmbH	Wehr	EUR	2.0	m	100%
MorphoSys GmbH	Planegg	EUR	50 000		100%

Greece
Novartis (Hellas) S.A.C.I.	Metamorphosis / Athens	EUR	56.5	m	100%

As at December 31, 2025			Share capital[1]		Equity interest

Hungary
Novartis Hungary Healthcare Limited Liability Company	Budapest	HUF	545.6	m	100%

India
Novartis India Limited	Mumbai [5]	INR	123.5	m	70.68%
Novartis Healthcare Private Limited	Mumbai	INR	60.0	m	100%

Indonesia
PT. Novartis Indonesia	Jakarta	IDR	10.6	bn	100%

Ireland
Novartis Ireland Limited	Dublin	EUR	25 000		100%
Novartis Integrated Services Limited	Dublin	EUR	100		100%

Israel
Novartis Israel Ltd.	Tel Aviv	ILS	1 000		100%

Italy
Novartis Farma S.p.A.	Milan	EUR	18.2	m	100%
Advanced Accelerator Applications (Italy) S.r.l.	Colleretto Giacosa	EUR	119 000		99.23%

Japan
Novartis Pharma K.K.	Tokyo	JPY	100.0	m	100%
Ciba-Geigy Japan Limited	Tokyo	JPY	100.0	m	100%

Latvia
Novartis Baltics SIA	Riga	EUR	3.0	m	100%

Luxembourg
Novartis Investments S.à r.l.	Howald	USD	50 000		100%
Novartis Finance S.A.	Howald	USD	100 000		100%

Malaysia
Novartis Corporation (Malaysia) Sdn. Bhd.	Petaling Jaya [5]	MYR	3.3	m	100%

Mexico
Novartis Farmacéutica, S.A. de C.V.	Mexico City	MXN	206.7	m	100%

Morocco
Novartis Pharma Maroc SA	Casablanca	MAD	80.0	m	100%

Netherlands
Novartis Pharma B.V.	Amsterdam	EUR	4.5	m	100%
Aduro Netherlands Coöperatief U.A.	Amsterdam [4]	--	--		--
Aduro Biotech Holdings, Europe B.V.	Amsterdam	EUR	46 216		100%
IDB Holland BV	Baarle-Nassau	EUR	80.0	m	99.23%

New Zealand
Novartis New Zealand Ltd	Auckland [5]	NZD	820 000		100%

Norway
Novartis Norge AS	Oslo	NOK	1.5	m	100%

Panama
Novartis Pharma (Logistics), Inc.	Panama City	USD	10 000		100%

Peru
Novartis Biosciences Perú S.A.	Lima [5]	PEN	1.4	m	100%

Philippines
Novartis Healthcare Philippines, Inc.	Makati City [5]	PHP	500.0	m	100%

Poland
Novartis Poland Sp. z o.o.	Warsaw	PLN	44.2	m	100%

Portugal
Novartis Portugal, S.G.P.S., Lda.	Porto Salvo [5]	EUR	500 000		100%
Novartis Farma - Produtos Farmacêuticos, S.A.	Porto Salvo	EUR	2.4	m	100%

Romania
Novartis Pharma Services Romania S.R.L.	Bucharest	RON	3.0	m	100%
Novartis Pharmaceuticals S.R.L.	Targu-Mures	RON	119.5	m	100%

Russian Federation
Novartis Pharma LLC	Moscow	RUB	20.0	m	100%
Novartis Neva LLC	St. Petersburg	RUB	500.0	m	100%

Saudi Arabia
Novartis Saudi Company	Riyadh	SAR	30.0	m	100%

As at December 31, 2025			Share capital[1]		Equity interest

Singapore
Novartis (Singapore) Pte Ltd.	Singapore [5]	SGD	100 000		100%
Novartis Singapore Pharmaceutical Manufacturing Pte Ltd	Singapore	SGD	440.0	m	100%
Novartis Asia Pacific Pharmaceuticals Pte Ltd	Singapore	SGD	39.0	m	100%

Slovakia
Novartis Slovakia s.r.o.	Bratislava	EUR	2.0	m	100%

Slovenia
Novartis farmacevtska proizvodnja d.o.o.	Ljubljana	EUR	50.0	m	100%

South Africa
Novartis South Africa (Pty) Ltd	Midrand	ZAR	86.3	m	100%

South Korea
Novartis Korea Ltd.	Seoul	KRW	24.5	bn	100%

Spain
Novartis Farmacéutica, S.A.	Barcelona	EUR	63.0	m	100%
Advanced Accelerator Applications Iberica, S. L. U.	La Almunia de Dona Godina	EUR	22.6	m	99.23%
Abadia Retuerta S.A.	Sardón de Duero / Valladolid	EUR	6.0	m	100%

Sweden
Novartis Sverige AB	Stockholm [5]	SEK	5.0	m	100%

Switzerland
Novartis International AG	Basel [5]	CHF	10.0	m	100%
Novartis Holding AG	Basel [2]	CHF	100.2	m	100%
Novartis International Pharmaceutical Investment AG	Basel	CHF	100 000		100%
Novartis Kapital AG	Basel	CHF	100 000		100%
Novartis Bioventures AG	Basel	CHF	100 000		100%
Friedrich Miescher Institute for Biomedical Research	Basel [3]	--	--		--
Novartis Forschungsstiftung	Basel [3]	--	--		--
Novartis Stiftung für Kaderausbildung	Basel [3]	--	--		--
Novartis-Mitarbeiterbeteiligungsstiftung	Basel [3]	--	--		--
Novartis Stiftung für Mensch und Umwelt	Basel [3]	--	--		--
Stiftung der Novartis AG für Erziehung, Ausbildung und Bildung	Basel [3]	--	--		--
Novartis Overseas Investments AG	Basel	CHF	1.0	m	100%
Japat AG	Basel	CHF	100 000		100%
Novartis Pharma AG	Basel 2 / 5	CHF	350.0	m	100%
Novartis Pharma Services AG	Basel	CHF	20.0	m	100%
Novartis Pharma Schweizerhalle AG	Muttenz [5]	CHF	18.9	m	100%
Novartis Pharma Stein AG	Stein [5]	CHF	251 000		100%
Novartis Pharma Schweiz AG	Risch	CHF	5.0	m	100%
Pharmanalytica SA	Locarno [5]	CHF	240 000		100%
Renor AG	Basel [5]	CHF	50 000		100%
Novartis Innovative Therapies AG	Risch [5]	CHF	100 000		100%
Advanced Accelerator Applications International SA	Geneva	CHF	9.3	m	100%

Taiwan
Novartis (Taiwan) Co., Ltd.	Taipei [5]	TWD	170.0	m	100%

Thailand
Novartis (Thailand) Limited	Bangkok [5]	THB	302.0	m	100%

Türkiye
Novartis Saglik, Gida ve Tarim Ürünleri Sanayi ve Ticaret A.S.	Istanbul	TRY	1.2	bn	100%

As at December 31, 2025			Share capital[1]		Equity interest

United Arab Emirates
Novartis Middle East FZE	Dubai	AED	7.0	m	100%

United Kingdom
Novartis UK Limited	London [5]	GBP	25.5	m	100%
Novartis Pharmaceuticals UK Limited	London	GBP	5.4	m	100%

United States of America
Novartis Corporation	East Hanover, NJ	USD	72.2	m	100%
Novartis Finance Corporation	East Hanover, NJ 2	USD	1 000		100%
Novartis Capital Corporation	East Hanover, NJ 2	USD	1		100%
Novartis Services, Inc.	East Hanover, NJ	USD	1		100%
Novartis Pharmaceuticals Corporation	East Hanover, NJ 2	USD	650		100%
Advanced Accelerator Applications USA, Inc.	Millburn, NJ	USD	1		99.23%
Novartis Gene Therapies, Inc.	Bannockburn, IL	USD	1		100%
Novartis Technology LLC	East Hanover, NJ 4	--	--		--
Novartis Manufacturing LLC	East Hanover, NJ 4	--	--		--
Novartis Institutes for BioMedical Research, Inc.	Cambridge, MA	USD	1		100%
Kate Therapeutics Inc.	San Diego, CA	USD	100		100%
Cadent Therapeutics, Inc.	Cambridge, MA	USD	0.1		100%
Constellation Pharmaceuticals, Inc.	Boston, MA	USD	50		100%
Endocyte, Inc.	East Hanover, NJ	USD	1		100%
Mariana Oncology Inc.	Watertown, MA	USD	1		100%
MorphoSys US Inc.	Boston, MA	USD	50		100%
Navigate BioPharma Services, Inc.	Carlsbad, CA	USD	1		100%
The Medicines Company	East Hanover, NJ	USD	1		100%
Chinook Therapeutics, Inc.	Seattle, WA	USD	1		100%
Chinook Therapeutics U.S., Inc.	Seattle, WA	USD	1		100%
Anthos Therapeutics, Inc.	East Hanover, NJ	USD	1		100%
Regulus Therapeutics Inc.	San Diego, CA	USD	1		100%
Tourmaline Bio, Inc.	New York, NY	USD	1		100%

Uruguay
Novartis Uruguay S.A.	Montevideo [5]	UYU	7.3	m	100%

Venezuela
Novartis de Venezuela, S.A.	Caracas [5]	VES	0		100%

Vietnam
Novartis Vietnam Company Limited	Ho Chi Minh City	VND	70.0	bn	100%

In addition, the Company is represented by subsidiaries and associated companies with total assets or net sales to third parties from continuing operations below USD 25 million in the following countries: Bosnia and Herzegovina, Bulgaria, Cameroon, Cayman Island, Croatia, Ghana, Guatemala, Ivory Coast, Kazakhstan, Kenya, Kuwait, Nigeria, Senegal and Ukraine.

[1] Share capital may not reflect the taxable share capital and does not include any paid-in surplus.
[2] Significant subsidiary under SEC Regulation S-X Rule 1-02(w)
[3] Fully consolidated foundation
[4] Fully consolidated entity
[5] Directly held by Novartis AG
m = million; bn = billion